INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2020
INVESTMENT SECURITIES
INVESTMENT SECURITIES

NOTE 9 – INVESTMENT SECURITIES

Balances of investment securities comprise the following as of December 31, 2020 and 2019:

	Note	December 31, 2020		December 31, 2019

Investments in debt securities mandatorily at FVTPL	9.1	Ps.	7,385	Ps.	10,102
Investments in debt securities at FVOCI	9.2		28,966,356		21,608,992
Investments in debt securities at amortized cost	9.3		5,580,128		3,053,862
Investments in equity securities at FVOCI	9.4		1,515,090		1,328,092
		Ps.	36,068,959	Ps.	26,001,048

Loss impairment
Investments in debt securities at amortized cost	4.1.5		(7,195)		(737)
		Ps.	(7,195)	Ps.	(737)
Total investment securities net		Ps.	36,061,764	Ps.	26,000,311

9.1          Investments in debt securities mandatorily at FVTPL

The following table includes investments on asset-backed securities mandatorily at FVTPL because the contractual cash flows of these securities are not SPPI on the principal outstanding.

	December 31, 2020		December 31, 2019

Others		7,385		10,102
Total investments in debt securities mandatorily at FVTPL	Ps.	7,385	Ps.	10,102

9.2          Investments in debt securities at FVOCI

The following table includes investments in debt securities at FVOCI as of December 31, 2020 and 2019:

December 31, 2020

Debt securities	Cost		Unrealized Gain		Unrealized Losses			Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	12,627,235	Ps.	220,361	Ps.	(397)	Ps.	12,847,199	Ps.	5,290
Securities issued or secured by other Colombian Government entities		439,163		21,910		—		461,073		494
Securities issued or secured by foreign Governments		9,558,777		184,925		(80,378)		9,663,324		73,326
Securities issued or secured by central banks		1,861,216		4,117		(2,411)		1,862,922		4,293
Securities issued or secured by other financial entities		2,843,649		69,033		(250)		2,912,432		8,707
Securities issued or secured by non-financial sector entities		47,550		2,020		—		49,570		51
Others		1,124,667		45,665		(496)		1,169,836		4,325
Total debt securities at FVOCI	Ps.	28,502,257	Ps.	548,031	Ps.	(83,932)	Ps.	28,966,356	Ps.	96,486

December 31, 2019

Debt securities		Cost		Unrealized Gain		Unrealized Losses		Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	11,556,588	Ps.	118,746	Ps.	(31,392)	Ps.	11,643,942	Ps.	3,476
Securities issued or secured by other Colombian Government entities		448,710		17,654		(686)		465,678		482
Securities issued or secured by foreign Governments		4,777,822		219,998		(390)		4,997,430		25,132
Securities issued or secured by central banks		969,832		2,354		(2,091)		970,095		1,210
Securities issued or secured by other financial entities		3,033,397		22,451		(923)		3,054,925		2,850
Securities issued or secured by non-financial sector entities		34,325		515		—		34,840		38
Others		434,719		7,411		(48)		442,082		892
Total debt securities at FVOCI	Ps.	21,255,393	Ps.	389,129	Ps.	(35,530)	Ps.	21,608,992	Ps.	34,080

The following table shows amounts reclassified to profit or loss from OCI before taxes, related to fixed income investments debt securities measured at FVOCI:

	December 31, 2020		December 31, 2019
Redemptions or sales		612,127		232,738
ECL allowance		(68,072)		53,511
Total reclassified to profit or loss	Ps.	544,055	Ps.	286,249

9.3          Investments in debt securities at amortized cost

The following table includes investments in debt securities at amortized cost as of December 31, 2020 and 2019:

Debt securities	December 31, 2020		December 31, 2019
Securities issued or secured by Colombian Government	Ps.	1,674,180	Ps.	—
Securities issued or secured by other Colombian Government entities		3,378,438		3,029,802
Securities issued or secured by foreign Governments		34,747		23,043
Securities issued or secured by other financial entities		300,898		1,017
Others		191,866		—
Total debt securities at amortized cost	Ps.	5,580,128	Ps.	3,053,862

The following is a summary of investments in debt securities at amortized cost by maturity dates:

	December 31, 2020		December 31, 2019

Up to 1 month	Ps.	661,313	Ps.	693,328
More than 1 month and no more than 3 months		315,593		12,787
More than 3 months and no more than 1 year		4,305,327		2,347,747
More than 1 year and no more than 5 years		122,578		—
More than 5 years and no more than 10 years		152,132		—
More than 10 years		23,185		—
Total	Ps.	5,580,128	Ps.	3,053,862

9.4          Investments in equity securities at fair value through OCI

The following is the balance at December 31, 2020 and 2019.

December 31, 2020

	Cost		Unrealized Gain		Unrealized Losses		Fair Value
In Colombian Pesos
Corporate stock	Ps.	585,793	Ps.	914,664	Ps.	(3,704)	Ps.	1,496,753
In foreign currency
Corporate stock		13,363		4,974		—		18,337
Total equity securities	Ps.	599,156	Ps.	919,638	Ps.	(3,704)	Ps.	1,515,090

December 31, 2019

	Cost		Unrealized Gain		Unrealized Losses		Fair Value

In Colombian Pesos
Corporate Stock	Ps.	593,573	Ps.	720,402	Ps.	(4,439)	Ps.	1,309,536
In foreign currency
Corporate Stock		12,465		6,091		—		18,556
Total equity securities	Ps.	606,038	Ps.	726,493	Ps.	(4,439)	Ps.	1,328,092

Variations in fair values fundamentally reflect variations in the performance of companies and market conditions mainly due to changes in interest rates and other economic trends in the country where the investment is held. At December 31, 2020 and 2019 Grupo Aval considers that there is no evidence of deterioration.

The details of equity instruments through OCI as of December 31, 2020 and 2019 are as follows.

Entity (*)	December 31, 2020		December 31, 2019
Empresa de Energia de Bogota S.A. E.S.P.	Ps.	1,259,541	Ps.	1,055,163
Gas Natural S.A. ESP (**)		—		45,945
Mineros S.A.		93,134		72,638
Bolsa de Valores de Colombia S.A.		47,947		46,817
Sociedades Portuarias		38,142		29,840
Others		76,325		77,689
Total	Ps.	1,515,090	Ps.	1,328,092

(*)    These investments in equity securities have been designated as FVOCI considering that they represent strategic investments for Grupo Aval and therefore, they are not expected to be sold in a foreseeable future.

(**)   During the second half of 2020, our investment in 621,866 shares of the company Gas Natural S. A.,  was sold, at a profit of Ps. 29,224. Given that the investment had been classified as measured at fair value with changes in other comprehensive income, this realized gain was recognized directly to retained earnings and did not affect the result of the period.

For the years ended December 31, 2020 and 2019, dividends from these equity investments in the amount of Ps. 91,565 and Ps. 84,686 respectively, were recognized in profit or loss in other income line (see note 30).

9.5          Investment in debt at FVOCI and amortized cost securities pledged as collateral

The following is a list of debt securities at FVOCI and amortized cost that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks (See note 21).

9.5.1 Investment in debt securities through OCI

	December 31,		December 31,
	2020		2019
Pledged as collateral in money market operations
Securities issued or secured by central banks	Ps.	869	Ps.	—
Securities issued or secured by foreign Governments		1,157,382		—
Securities issued or secured by Colombian Government		3,603,797		6,116,290
Securities issued or secured by other Colombian Government entities		43,602		24,554
Securities issued or secured by other financial entities		143,554		42,068
Others		163,605		40,536
	Ps.	5,112,809	Ps.	6,223,448
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government		10,247		158,850
	Ps.	10,247	Ps.	158,850
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government		615,099		439,160
	Ps.	615,099	Ps.	439,160
Other collaterals
Securities issued or secured by central banks		—		167,042
	Ps.	—	Ps.	167,042
	Ps.	5,738,155	Ps.	6,988,500

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

9.5.2 Investment in debt securities at amortized cost

	December 31,		December 31,
	2020		2019
Pledged as collateral in money market operations
Securities issued or secured by other Colombian Government entities	Ps.	70,197	Ps.	323,954
Securities issued or secured by other financial entities		182,076		—
	Ps.	252,273	Ps.	323,954
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	573,134	Ps.	—
	Ps.	573,134	Ps.	—
	Ps.	825,407	Ps.	323,954

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)